Noncontrolling Interest	9 Months Ended
Sep. 30, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interest
19.	Noncontrolling Interest
Definitive Healthcare Corp. operates and controls all of the business and affairs of Definitive OpCo, and through Definitive OpCo and its subsidiaries, conducts its business. Accordingly, Definitive Healthcare Corp.

consolidates the financial results of Definitive OpCo, and reports the noncontrolling interests of its consolidated subsidiaries on its consolidated financial statements based on the Definitive OpCo Units held by Continuing LLC Members. Changes in Definitive Healthcare Corp.’s ownership interest in its consolidated subsidiaries are accounted for as equity transactions. As such, future redemptions or direct exchanges of OpCo Units by Continuing LLC Members will result in a change in ownership and reduce or increase the amount recorded as Noncontrolling interests and increase or decrease Additional paid-in
capital in the Company’s Condensed Consolidated Balance Sheets.
As of September 30, 2021, Definitive Healthcare Corp. held 88,263,333 units in the Definitive OpCo resulting in an ownership interest of
 60.7%
.